Convertible Senior Notes	3 Months Ended
Mar. 31, 2020
Debt Disclosure [Abstract]
Convertible Senior Notes

7. Convertible Senior Notes

On February 14, 2020, we issued convertible senior notes that are due in 2027 (the “2027 Notes”) with an aggregate principal balance of $287.5 million, pursuant to an indenture, dated February 14, 2020, between Revance and U.S. Bank National Association, as trustee (the “Indenture”). The 2027 Notes are senior unsecured obligations and bear interest at a rate of 1.75% per year, payable semiannually in arrears on February 15 and August 15 of each year, beginning on August 15, 2020. The 2027 Notes will mature on February 15, 2027, unless earlier converted, redeemed or repurchased. In connection with issuing the 2027 Notes, we received $278.3 million in net proceeds, after deducting the initial purchasers’ discount, commissions, and other issuance costs. A portion of the net proceeds from the 2027 Notes were used to purchase the capped call transactions described below and the remainder will be used to fund expenses associated with commercial launch activities for both the RHA® dermal fillers and, if approved, DaxibotulinumtoxinA for Injection for glabellar lines, research and development, and other corporate activities.

The 2027 Notes may be converted at any time by the holders prior to the close of business on the business day immediately preceding November 15, 2026 only under the following circumstances: (1) during any fiscal quarter commencing after the fiscal quarter ending on June 30, 2020 (and only during such fiscal quarter), if the last reported sale price of our common stock for at least 20 trading days (whether or not consecutive) during a period of 30 consecutive trading days ending on, and including, the last trading day of the immediately preceding fiscal quarter is greater than or equal to 130% of the conversion price on each applicable trading day; (2) during the five business day period after any ten consecutive trading day period (the “measurement period”) in which the trading price (as defined in the Indenture) per $1,000 principal amount of the 2027 Notes for each trading day of the measurement period was less than 98% of the product of the last reported sale price of our common stock and the conversion rate on each such trading day; (3) if we call any or all of the 2027 Notes for redemption, at any time prior to the close of business on the scheduled trading day immediately preceding the redemption date; or (4) upon the occurrence of specified corporate events. On or after November 15, 2026 until the close of business on the second scheduled trading day immediately preceding the maturity date, holders may convert all or any portion of their 2027 Notes at any time, regardless of the foregoing circumstances. Upon conversion, we will pay or deliver, as the case may be, cash, shares of our common stock or a combination of cash and shares of our common stock, at our election.

The conversion rate will initially be 30.8804 shares of our common stock per $1,000 principal amount of the 2027 Notes (equivalent to an initial conversion price of approximately $32.38 per share of our common stock). The conversion rate is subject to adjustment in some events but will not be adjusted for any accrued and unpaid interest. In addition, following certain corporate events that occur prior to the maturity date or if we deliver a notice of redemption, we will, in certain circumstances, increase the conversion rate for a holder who elects to convert its 2027 Notes in connection with such a corporate event or notice of redemption, as the case may be.

We may not redeem the 2027 Notes prior to February 20, 2024. We may redeem for cash all or any portion of the 2027 Notes, at our option, on or after February 20, 2024 if the last reported sale price of our common stock has been at least 130% of the conversion price then in effect for at least 20 trading days (whether or not consecutive) during any 30 consecutive trading day period (including the last trading day of such period) ending on, and including, the trading day immediately preceding the date on which we provide notice of redemption at a redemption price equal to 100% of the principal amount of the 2027 Notes to be redeemed, plus any accrued and unpaid interest to, but excluding, the redemption date. No sinking fund is provided for the 2027 Notes.

If we undergo a fundamental change (as defined in the Indenture), holders may require us to repurchase for cash all or any portion of their 2027 Notes at a fundamental change repurchase price equal to 100% of the principal amount of the 2027 Notes to be repurchased, plus any accrued and unpaid interest to, but excluding, the fundamental change repurchase date.

In accounting for the issuance of the 2027 Notes, we separated the 2027 Notes into liability and equity components. The carrying amount of the liability component was $175.4 million, which was calculated by using a discount rate of 9.5%, which was estimated to be our borrowing rate on the issuance date for a similar debt instrument without the conversion feature. The carrying amount of the equity component was $112.1 million, which represents the conversion option, and was determined by deducting the fair value of the liability component from the par value of the 2027 Notes. The equity component of the 2027 Notes is included in additional paid-in capital in the condensed consolidated balance sheets and will not be subsequently remeasured as long as it continues to meet the conditions for equity classification. The difference between the principal amount of the 2027 Notes and the liability component (the “debt discount”) is amortized to interest expense in the condensed consolidated statements of operations and comprehensive loss using the effective interest method over the term of the 2027 Notes.

Total transaction costs for the issuance of the 2027 Notes were $9.2 million, consisting of initial purchasers’ discount, commissions, and other issuance costs. We allocated the total transaction costs proportionally to the liability and equity components. The transaction costs attributed to the liability component were $5.6 million, which were recorded as debt issuance costs (presented as contra debt in our condensed consolidated balance sheets) and are amortized to interest expense in the condensed consolidated statements of operations and comprehensive loss over the term of the 2027 Notes. The transaction costs attributed to the equity component were $3.6 million, which were included in additional paid-in capital.

Interest expense relating to the 2027 Notes in the condensed consolidated statements of operations and comprehensive loss are summarized as follows:

(in thousands)	Three Months Ended March 31, 2020
Contractual interest expense	$643
Amortization of debt discount (1)	1,461
Amortization of debt issuance costs (2)	44

Total interest expense	$2,148

(1)

The effective interest rate on the liability component of the 2027 Notes was 9.5% for the three months ended March 31, 2020, which remained unchanged from the issuance date. As of March 31, 2020, the unamortized debt discount was $110.6 million, and will be amortized over 6.9 years.

(2)	As of March 31, 2020, the unamortized debt issuance cost for the 2027 Notes was $5.6 million on the condensed consolidated balance sheets.

As of March 31, 2020, the convertible senior notes on the condensed consolidated balance sheets represented the carrying amount of the liability component of the 2027 Notes, net of unamortized debt discounts and debt issuance costs, which are summarized as follows:

(in thousands)	March 31, 2020
2027 Notes	$287,500
Less: Unamortized debt discount and debt issuance costs	(116,195)

Carrying amount of 2027 Notes	$171,305

Capped Call Transactions

Concurrently with the 2027 Notes, we entered into capped call transactions with one of the initial purchasers and another financial institution (the “option counterparties”) and used $28.9 million of the net proceeds from the 2027 Notes to pay the cost of the capped call transactions. The capped call transactions are expected generally to reduce the potential dilutive effect upon conversion of the 2027 Notes and/or offset any cash payments we are required to make in excess of the principal amount of converted 2027 Notes, as the case may be, with such reduction and/or offset subject to a price cap of $48.88 of our common stock per share, which represents a premium of 100% over the last reported sale price of our common stock on February 10, 2020. The capped calls have an initial strike price of $32.38 per share, subject to certain adjustments, which corresponds to the conversion option strike price in the 2027 Notes. The capped call transactions cover, subject to anti-dilution adjustments, approximately 8.9 million shares of our common stock.

The capped call transactions are separate transactions that we entered into with the option counterparties and are not part of the terms of the 2027 Notes. As the capped call transactions meet certain accounting criteria, the premium paid of $28.9 million was recorded as a reduction in additional paid-in capital in the condensed consolidated balance sheets, and will not be remeasured to fair value as long as the accounting criteria continue to be met. As of March 31, 2020, we had not purchased any shares under the capped call transactions.